Operating expenses	12 Months Ended
Dec. 31, 2022
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Operating expenses
4. Operating expenses

All figures in £ millions	2022	2021	2020

By function:

Cost of goods sold	2,046	1,747	1,767

Operating expenses

Distribution costs	61	62	59

Selling, marketing and product development costs	564	521	572

Administrative and other expenses	823	802	816

Restructuring costs	150	214	–

Other income	(49)	(37)	(45)

Total net operating expenses	1,549	1,562	1,402

Other net gains and losses	(24)	(63)	(178)

Total	3,571	3,246	2,991
Other income includes freight income and sublet income. Included in administrative and other expenses are research and efficacy costs of £10m (2021: £12m; 2020: £11m). Other net gains in 2022, largely relate to the gain on the sales of certain businesses (see note 31) and a gain arising on a decrease in the deferred consideration payable on prior year acquisitions, offset by costs related to disposals and acquisitions. In 2021, other net gains and losses largely relate to the sale of interests in PIHE in South Africa and the school business in Brazil. In 2020, other net gains and losses largely relate to the sale of the remaining interest in Pearson Random House (£180m gain).
In August 2022, the Group announced a major restructuring programme to run in 2022. The programme includes efficiencies in product and content, support costs, technology and corporate property. The restructuring costs in 2022 of £150m mainly relate to severance and impairment of right-of-use
property assets. In March 2021, the Group announced a major restructuring programme to run in 2021, principally comprising the reorganisation of the Group into five global business divisions and the simplification of the Group’s property portfolio. An analysis of major restructuring costs are as follows:

All figures in £ millions	2022	2021	2020

By nature:

Product costs	11	19	–

Employee costs	73	32	–

Depreciation and impairment of non-current assets	51	145	–

Property and facilities	7	11	–

Technology and communications	1	3	–

Professional and outsourced services	7	4	–

Total restructuring – operating expenses	150	214	–

All figures in £ millions	Notes	2022	2021	2020

By nature:

Royalties expensed		194	185	191

Other product costs		412	353	349

Employee benefit expense	5	1,605	1,365	1,337

Contract labour		73	69	67

Employee-related expense		52	21	30

Promotional costs		268	239	233

Depreciation and impairment of property, plant and equipment and investment property	10	136	241	125

Amortisation and impairment of intangible assets – product development	20	303	279	280

Amortisation and impairment of intangible assets – software	11	125	117	112

Amortisation and impairment of intangible assets – other	11	54	50	80

Property and facilities		102	124	85

Technology and communications		221	215	216

Professional and outsourced services		501	477	498

Other general and administrative costs		76	58	71

Costs capitalised		(478)	(447)	(460)

Other net gains and losses		(24)	(63)	(178)

Other income		(49)	(37)	(45)

Total		3,571	3,246	2,991
During the year the Group obtained the following services from the Group’s auditors, which changed to EY in 2022 and was PwC in 2021 and 2020:

All figures in £ millions	2022	2021	2020

The audit of parent company and consolidated financial statements	6	5	5

The audit of the company’s subsidiaries	1	2	2

Total audit fees	7	7	7

Audit-related and other assurance services	–	–	–

Other non-audit services	–	–	–

Total other services	–	–	–

Total non-audit services	–	–	–

Total	7	7	7
Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2022	2021	2020

Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	7	7	7

Non-audit fees	–	–	–

Total	7	7	7
Fees for attestation under section 404 of the Sarbanes-Oxley Act are allocated between fees payable for the audits of consolidated and subsidiary accounts.